Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets And Goodwill
Schedule of intangible assets

		December 31, 2025
		Book value	Accumulated amortization	Accumulated impairment	Carrying amount
		(In thousands of Korean won)
Software	₩	273,500	(214,667)	-	58,833
Brand		5,388,000	(1,234,750)	-	4,153,250
Crypto assets		13,823,661	-	(2,692,396)	11,131,265
Contents IP		2,113,318	(278,570)	-	1,834,748
Goodwill		190,807,972	-	(130,190,941)	60,617,031
Total	₩	212,406,452	(1,727,987)	(132,883,337)	77,795,128

		December 31, 2024
		Book value	Accumulated amortization	Carrying amount
		(In thousands of Korean won)
Software	₩	487,309	(376,372)	110,937
Brand		5,388,000	(965,350)	4,422,650
Goodwill		3,267,730	-	3,267,730
Total	₩	9,143,039	(1,341,722)	7,801,317

Schedule of changes on intangible assets

		2025
		Software	Brand	Goodwill	Crypto assets	Contents IP	Total
		(In thousands of Korean won)
Beginning balance	₩	110,937	4,422,650	3,267,730	-	-	7,801,317
Changes in scope of consolidation		-		191,659,072	-	2,113,319	193,772,391
Acquisition		-	-	-	13,823,661	-	13,823,661
Amortization		(52,104)	(269,400)	-	-	(278,571)	(600,075)
Impairment		-	-	(129,071,743)	(2,897,921)	-	(131,969,664)
Other (*)		-	-	(5,238,028)	205,525	-	(5,032,503)
Ending balance	₩	58,833	4,153,250	60,617,031	11,131,265	1,834,748	77,795,128

(*)	Other includes effects of changes in foreign currency exchange rates and others.
		2024
		Software	Brand	Goodwill	Total
		(In thousands of Korean Won)
Beginning balance	₩	197,547	4,692,050	3,267,730	8,157,327
Amortization		(86,610)	(269,400)	-	(356,010)
Ending balance	₩	110,937	4,422,650	3,267,730	7,801,317

		2023
		Software	Brand	Goodwill	Total
		(In thousands of Korean Won)
Beginning balance	₩	290,947	4,961,450	3,267,730	8,520,127
Amortization		(93,400)	(269,400)	-	(362,800)
Ending balance	₩	197,547	4,692,050	3,267,730	8,157,327

Schedule of amortization in the statements of comprehensive income

		2025	2024	2023
		(In thousands of Korean won)
Selling, general and administrative expenses	₩	600,074	356,010	362,800

Schedule of changes in crypto assets

	2025
	Beginning Balance	Acquisition	Disposal	Ending Balance
Bitcoin(Quantity)	-	88	-	88

The Company acquired Bitcoin using proceeds obtained from the issuance of convertible notes to Anson Investments Master Fund LP and Anson East Master Fund LP. Pursuant to the terms of such convertible note agreements, all BTC held by the Company has been pledged as collateral to secure its obligations thereunder.

Details of the changes in crypto assets for the year ended December 31, 2025 are as follows:

		2025
		Beginning Balance	Acquisition	Impairment	Other	Ending Balance
		(In thousands of Korean Won)
Bitcoin	₩	-	13,823,661	(2,897,921)	205,525	11,131,265

Schedule of intangible assets and goodwill

		2025
		Ending Balance (Before impairment)	Impairment	Ending Balance (After impairment)
		(In thousands of Korean won)
Play F&B Co., Ltd.	₩	3,267,730	-	3,267,730
K Enter Holdings		168,379,183	(126,619,936)	41,759,247
The Lamp		7,188,900	-	7,188,900
Bidangil		3,322,966	(1,504,472)	1,818,494
Apeitda		3,558,388	(1,852,687)	1,705,701
Anseilen		2,303,422	-	2,303,422
Solaire		2,787,383	(213,846)	2,573,537
Total	₩	190,807,972	(130,190,941)	60,617,031

Schedule of impairment assessment

	2025
	Discount rate	Terminal growth rate		Carrying amount	Recoverable amount
	(In thousands of Korean won)
Play F&B Co., Ltd.	9.6%	1.0%	₩	8,846,956	9,664,293
K Enter Holdings	11.1%	1.0%		171,674,366	45,054,431
The Lamp	11.1%	1.0%		7,496,511	10,873,435
Bidangil	11.1%	1.0%		4,210,862	2,706,389
Apeitda	11.1%	1.0%		3,804,173	1,951,487
Anseilen	11.1%	1.0%		1,600,604	1,812,626
Solaire	11.1%	1.0%		4,668,736	4,454,890

Schedule of terminal growth rate

December 31, 2025	0.5% Increase	0.5% Decrease
Discount rate	(-) 7.9%	8.7%
Terminal growth rate	5.0%	(-) 4.5%